Leases - Summary of Cash Outflows in Financing Activity for Leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Principal elements of lease payments	¥ 6,146	¥ 3,956
Related interest paid	767	189
Cash outflow for leases	¥ 6,913	¥ 4,145